ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Accrued expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Accrued compensation			$ 1,585,104
Accrued interest		801,110	942,380
Total accrued expenses	$ 875,840	$ 801,110	$ 2,527,484